GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and intangible assets, net
Balance at beginning of period		$ 20,257	$ 20,425
Additions during the year		2,714	4,203
Amortization during the year		(4,184)	(4,183)
Impairment		(2,765)	0	$ 0
Currency translation differences		(323)	(188)
Balance at end of period		15,699	20,257	20,425
Cost
Goodwill and intangible assets, net
Balance at beginning of period		68,756
Balance at end of period		69,829	68,756
Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(48,499)
Balance at end of period		(54,130)	(48,499)
Development costs
Goodwill and intangible assets, net
Balance at beginning of period		9,878	8,274
Additions during the year		2,714	4,203
Amortization during the year		(2,794)	(2,770)
Impairment		(2,553)
Currency translation differences		242	(171)
Balance at end of period		7,003	9,878	8,274
Development costs | Cost
Goodwill and intangible assets, net
Balance at beginning of period		44,131
Balance at end of period		45,950	44,131
Development costs | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(34,253)
Balance at end of period		(38,947)	(34,253)
Contracts and others
Goodwill and intangible assets, net
Balance at beginning of period		0	0
Additions during the year		0	0
Amortization during the year		0	0
Impairment		0
Currency translation differences		0	0
Balance at end of period		0	0	0
Contracts and others | Cost
Goodwill and intangible assets, net
Balance at beginning of period		7,766
Balance at end of period		7,309	7,766
Contracts and others | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(7,766)
Balance at end of period		(7,309)	(7,766)
Customer relations
Goodwill and intangible assets, net
Balance at beginning of period		10,056
Additions during the year			0
Amortization during the year		(1,286)	(1,309)
Impairment		0
Currency translation differences		(74)	(372)
Balance at end of period		8,696	10,056
Customer relations | Cost
Goodwill and intangible assets, net
Balance at beginning of period		16,215
Balance at end of period		15,964	16,215
Customer relations | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(6,159)	11,737
Balance at end of period		(7,268)	(6,159)	11,737
Information Technology
Goodwill and intangible assets, net
Balance at beginning of period		323	414
Additions during the year			0
Amortization during the year		(104)	(104)
Impairment		(212)
Currency translation differences		(7)	13
Balance at end of period		0	323	414
Information Technology | Cost
Goodwill and intangible assets, net
Balance at beginning of period		644
Balance at end of period		606	644
Information Technology | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(321)
Balance at end of period		(606)	(321)
Goodwill
Goodwill and intangible assets, net
Balance at beginning of period	[1]	32,965	33,745
Additions during the year	[1]	0	0
Amortization during the year	[1]	0	0
Impairment	[1]	(13,450)
Currency translation differences	[1]	(384)	(780)
Balance at end of period	[1]	19,131	32,965	$ 33,745
Goodwill | Cost
Goodwill and intangible assets, net
Balance at beginning of period	[1]	32,965
Balance at end of period	[1]	19,131	32,965
Goodwill | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period	[1]	0
Balance at end of period	[1]	$ 0	$ 0

[1]	The recoverable amount of the cash generating units to which the goodwill mainly relates has been determined based on a calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.